SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Short-term investment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Short Term Investment [Line Items]
Beginning balance	$ 2,103,762	$ 1,461,807
Add: purchase additional wealth management financial products		2,096,934	$ 3,649,262
Less: proceeds received upon maturity of short-term investment	(2,105,016)	(1,397,956)
Interest receivable		19,146
Foreign currency translation adjustments	1,254	(76,169)
Ending balance of short-term investment		2,103,762	1,461,807
Investment income on short-term investments	$ 20,295	$ 26,797	$ 29,190
Minimum
Short Term Investment [Line Items]
Average rate of return	1.95%
Maximum
Short Term Investment [Line Items]
Average rate of return	2.25%